OPERATING LEASES	12 Months Ended
Jun. 30, 2023
Lessee, Operating Lease, Description [Abstract]
OPERATING LEASES
NOTE 20 - OPERATING LEASES
Operating lease as lessee
The Company’s lease agreements include payments for land use rights and lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The leases, other than prepaid land leases, have remaining lease terms of up to five years.
The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

	Year ended June 30,
	2021	2022	2023
Operating lease costs	$2,324	$3,484	$3,301
Short-term lease costs	1,000	191	810
Amortization of prepaid land leases	454	382	331

Total lease costs	$3,778	$4,057	$4,442

Other information

	Year ended June 30,
	2021	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$4,045	$3,810	$4,448
Right-of-use assets obtained in exchange for new operating lease liabilities	3,011	1,554	2,429
Weighted-average remaining lease term (in years):
Operating leases	1.97	1.83	2.44
Weighted-average discount rate:
Operating leases	4.17%	3.05%	3.94%
For the fiscal year ended June 30, 2023, total lease costs of $1,468 were recorded in selling expenses, $1,932 were recorded in general and administrative expenses, and $1,042 were recorded in research and development expenses.
For the fiscal year ended June 30, 2022, total lease costs of $1,014 were recorded in selling expenses, $1,756 were recorded in general and administrative expenses, and $1,287 were recorded in research and development expenses. For the fiscal year ended June 30, 2021, total lease costs of $970 were recorded in selling expenses, $1,674 were recorded in general and administrative expenses, and $1,134 were recorded in research and development expenses.
Total expenses under operating leases were $3,301 for the fiscal year ended June 30, 202
3
. The total amortization of prepaid land leases was $331 for the fiscal year ended June 30, 202
3
.

Future minimum lease payments for operating leases as of June 30, 2023 are as follows:

As of June 30, 2023
2024	$2,494
2025	787
2026	420
2027	130
2028	107

Total minimum lease payments	3,938
Less: imputed interest	948

Total lease liability balance	$2,990

Operating lease as lessor
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease term ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the fiscal years ended June 30, 2021, 2022 and 2023 was $1,540, $1,640 and $1,754, respectively, and were recorded under other income on the consolidated statements of comprehensive income.
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years and thereafter as of June 30, 2023 are as follows:

Fiscal year ending June 30,	Minimum lease payments
202 4	$1,948
202 5	1,727
202 6	1,779
202 7	1,833
202 8	1,888
Thereafter	9,571

Total minimum lease payments to be received	$18,746